Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Apr. 30, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of accumulated other comprehensive (loss) income
The components of accumulated other comprehensive income (loss), including the reclassification adjustments for items that are reclassified from accumulated other comprehensive income (loss) to net income, are shown below.

	Foreign Currency Translation Adjustment	Net Gains (Losses) on Cash Flow Hedging Derivatives (A)	Pension and Other Postretirement Liabilities (B)	Unrealized Gain (Loss) on Available-for-Sale Securities	Accumulated Other Comprehensive Income (Loss)
Balance at May 1, 2015	$(2.3)	$(5.2)	$(105.6)	$3.3	$(109.8)
Reclassification adjustments	—	0.6	10.2	—	10.8
Current period credit (charge)	(10.8)	—	(54.6)	0.4	(65.0)
Income tax benefit (expense)	—	(0.2)	15.9	(0.1)	15.6
Balance at April 30, 2016	$(13.1)	$(4.8)	$(134.1)	$3.6	$(148.4)
Reclassification adjustments	—	0.6	13.2	—	13.8
Current period credit (charge)	(29.9)	—	39.6	0.6	10.3
Income tax benefit (expense)	—	(0.2)	(18.7)	(0.2)	(19.1)
Balance at April 30, 2017	$(43.0)	$(4.4)	$(100.0)	$4.0	$(143.4)
Reclassification adjustments	—	0.5	10.7	—	11.2
Current period credit (charge)	26.6	2.7	9.2	(1.7)	36.8
Income tax benefit (expense)	—	(1.2)	(5.6)	0.5	(6.3)
Reclassification of stranded tax effects (C)	—	(0.5)	(15.3)	0.8	(15.0)
Balance at April 30, 2018	$(16.4)	$(2.9)	$(101.0)	$3.6	$(116.7)

(A)
The reclassification from accumulated other comprehensive income (loss) to interest expense was related to terminated interest rate contracts. The 2018 credit relates to the gain on the interest rate contract terminated in December 2017. For additional information, see Note 10: Derivative Financial Instruments.

(B)	Amortization of net losses was reclassified from accumulated other comprehensive income (loss) to SD&A.

(C)
During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Note 13: Income Taxes.